Leases	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
LEASES

Note 9 LEASES

The Group leases office space under operating lease agreements. As of September 30, 2025, the operating leases are month-to-month tenancy with non-cancelable future lease payments committed beyond the current month. Accordingly, the Group recognizes no lease liability or right-of-use asset on the consolidated balance sheet as of September 30, 2025.

The table below summarizes future lease payments under non-cancelable operating leases as of the prior comparative period:

As of September 30,
2025
$
2026	2,313

Total future lease payments	2,313

As of September 30, 2024, the Group’s operating leases had a weighted average remaining lease term of 0.80 years and a weighted average discount rate of 7.50%. The amount of right-of-use asset is reclassified and included as part of the discontinued operations in the Group’s consolidated balance sheet as of September 30, 2024.

Operating lease expenses for the years ended September 30, 2023, 2024 and 2025 were $nil, $nil and $20,989, respectively. The expense for the year ended September 30, 2025, relates to a tenancy agreement entered into during the year for a term of six months. No short-term lease costs were incurred for the years ended September 30, 2023 and 2024.

Cash paid for amounts included in the measurement of operating lease liabilities was $116,737 for the year ended September 30, 2025, and is included as part of the discontinued operations in the Group’s consolidated cash flow during the year ended September 30, 2024.

Amortization of right-of-use from discontinued operations for the year ended September 30, 2023, 2024 and 2025 were $63,932, $197,801 and $99,343 respectively.

During the year ended September 30, 2025, the Group recognized a gain of US$9,386 on the early termination of certain operating lease agreements. This gain represents the net difference arising from the derecognition of the related right-of-use assets and lease liabilities upon termination, as the consideration paid to the lessor was less than the net carrying amount of the lease.